John Hancock Investment Trust (the “Trust”) Supplement dated May 15, 2009 to the current Statement of Additional Information (“SAI”) of:

John Hancock Balanced Fund John Hancock Global Opportunities Fund John Hancock Large Cap Equity Fund John Hancock Small Cap Intrinsic Value Fund John Hancock Sovereign Investors Fund (the “Funds”)

On May 5, 2009, at a special joint meeting, the shareholders of the Funds approved proposals to: (1) revise or eliminate various fundamental investment restrictions applicable to the Funds; (2) amend the Funds’ advisory agreement with John Hancock Advisers, LLC (“JHA” or the “Adviser”); (3) revise the Funds’ Rule 12b-1 distribution and service plan; and (4) revise the Trust’s Declaration of Trust to permit mergers of affiliated Funds without a shareholder vote in certain circumstances.

The following sections amend, and in certain cases supersede, the corresponding disclosure sections in the SAI.

INVESTMENT RESTRICTIONS

The following replaces the disclosure concerning the Balanced Fund, Global Opportunities Fund, Large Cap Equity, Small Cap Intrinsic Value Fund and Sovereign Investors Fund’s fundamental restrictions in its entirety.

Fundamental Investment Restrictions. The following investment restrictions will not be changed with respect to a Fund without the approval of a majority of the Fund’s outstanding voting securities which, as used in the Prospectus and this SAI, means the approval by the lesser of: (1) the holders of 67% or more of the Fund’s shares represented at a meeting if more than 50% of the Fund’s outstanding shares are present in person or by proxy at that meeting; or (2) more than 50% of the Fund’s outstanding shares.

Senior Securities

Balanced Fund, Global Opportunities Fund, Small Cap Intrinsic Value Fund and Sovereign Investors Fund

(1)	None of these Funds may issue senior securities, except as permitted under the Investment Company Act of 1940 (the “1940 Act”), as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Large Cap Equity Fund

(2)	The Fund may not issue senior securities as defined in the 1940 Act, and the rules thereunder; except insofar as the Fund may be deemed to have issued a senior security by reason of entering into a repurchase agreement or engaging in permitted borrowings.

Borrowing

Balanced Fund

(3)	The Fund may not borrow money in amounts exceeding 33% of the Fund’s total assets (including the amount borrowed) taken at market value. Interest paid on borrowings will reduce income available to shareholders.

Global Opportunities Fund and Small Cap Intrinsic Value Fund

(4)	Neither of these Funds may borrow money, except: (i) for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund’s total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets; (iv) in connection with entering into reverse repurchase agreements and dollar rolls, but only if after each such borrowing there is asset coverage of at least 300% as defined in the 1940 Act; and (v) as otherwise permitted under the 1940 Act. For purposes of this investment restriction, the deferral of trustees’ fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

Large Cap Equity Fund

(5)	The Fund may not borrow money except for temporary or emergency purposes, and then not in excess of 10% of its gross assets taken at cost. Assets taken at market may not be pledged to an extent greater than 15% of gross assets taken at cost (although this would permit the Fund to pledge, mortgage or hypothecate its portfolio securities to the extent that the percentage of pledged securities would exceed 10% of the offering price of the Fund’s shares, it will not do so as a matter of operating policy in order to comply with certain state statutes or investment restrictions); any such loan must be from a bank and the value of the Fund's assets, including the proceeds of the loan, less other liabilities of the Fund, must be at least three times the amount of the loan. The borrowing restriction set forth above does not prohibit the use of reverse repurchase agreements, in an amount (including any borrowings) not to exceed 33 1/3% of total assets.

Sovereign Investors Fund

(6)	The Fund may not borrow money except in connection with the sale or resale of its shares.

Underwriting

Balanced Fund, Global Opportunities Fund, Small Cap Intrinsic Value Fund and Sovereign Investors Fund

(7)	None of these Funds may engage in the business of underwriting securities issued by others, except to the extent that each such Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

Large Cap Equity Fund

(8)	The Fund may not act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

Real Estate

Balanced Fund, Global Opportunities Fund, Small Cap Intrinsic Value Fund and Sovereign Investors Fund

(9)	None of these Funds may purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each such Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.

Large Cap Equity Fund

(10)	The Fund may not invest in real estate (including interests in real estate investment trusts).

Loans

Balanced Fund, Small Cap Intrinsic Value Fund or Sovereign Investors Fund

(11)	None of these Funds may make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Global Opportunities Fund

(12)	The Fund may not make loans, except that the Fund may (i) lend portfolio securities in accordance with the fund's investment policies up to 33 1/3% of the fund's total assets taken at market value, (ii) enter into repurchase agreements, and (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

Large Cap Equity Fund

(13)	The Fund may not make loans to any of its officers or trustees, or to any firms, corporations or syndicates in which officers or trustees of the Trust have an aggregate interest of 10% or more. It is the intention of the Fund not to make loans of any nature, except that the Fund may enter into repurchase agreements and lend its portfolio securities (as permitted by the 1940 Act) as referred to under “Investment Objectives and Policies” above. In addition, the purchase of a portion of an issue of a publicly issued corporate debt security is not considered to be the making of a loan.

Commodities

Balanced Fund

(14)	The Fund may not buy or sell commodities, commodity contracts, puts, calls or combinations thereof, except futures contracts and options on securities, securities indices, currency and other financial instruments, options on such futures contracts, forward foreign currency exchange contracts, forward commitments, interest rate or currency swaps, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund’s investment policies.

Global Opportunities Fund and Small Cap Intrinsic Value Fund

(15)	Neither of these Funds may invest in commodities or commodity futures contracts, except for transactions in financial derivative contracts. Financial derivatives include forward currency contracts; financial futures contracts and options on financial futures contracts; options and warrants on securities, currencies and financial indices; swaps, caps, floors, collars and swaptions; and repurchase agreements entered into in accordance with the fund’s investment policies.

Large Cap Equity Fund

(16)	The Fund may not invest in commodities or in commodity contracts or in puts, calls, or combinations of both except options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments, options on such futures contracts, forward commitments, forward foreign currency exchange contracts, interest rate or currency swaps, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

Sovereign Investors Fund

(17)	The Fund may not purchase or sell commodities or commodity contracts; except that the Fund may purchase and sell options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward commitments, interest rate swaps, caps and floors, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund’s investment policies.

Industry Concentration

Balanced Fund, Global Opportunities Fund, Small Cap Intrinsic Value Fund and Sovereign Investors Fund

(18)	None of these Funds may concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Large Cap Equity Fund

(19)	The Fund may not purchase any securities, other than obligations of domestic banks or of the U.S. Government, or its agencies or instrumentalities, if as a result of such purchase more than 25% of the value of the Fund's total assets would be invested in the securities of issuers in any one industry.

Diversification

Balanced Fund, Global Opportunities Fund, Small Cap Intrinsic Value Fund and Sovereign Investors Fund

(20)	Each of these Funds has elected to be treated as a diversified investment company, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Large Cap Equity Fund

(21)	The Fund may not purchase more than 10% of the voting securities of any class of securities of any one issuer.

(22)	The Fund may not purchase securities which will result in the Fund's holdings of the issuer thereof to be more than 5% of the value of the Fund's total assets (exclusive of U.S. Government securities).

Margin Investment (Large Cap Equity Fund only)

(23)	The Fund may not buy securities on margin or sell short.

Trustee and Officer Ownership (Large Cap Equity Fund only)

(24)	The Fund may not purchase securities of a company in which any officer or trustee of the Trust or the Adviser owns beneficially more than of 1% of the securities of such company and all such officers and trustees own beneficially in the aggregate more than 5% of the securities of such company.

Unseasoned Companies (Large Cap Equity Fund only)

(25)	The Fund may not invest in a company having a record of less than three years' continuous operation, which may include the operations of any predecessor company or enterprise to which the company has succeeded by merger, consolidation, reorganization or purchase of assets.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund’s assets will not be considered a violation of the restriction.

INVESTMENT ADVISORY AND OTHER SERVICES

The following replaces the narrative disclosure in this section concerning the Funds’ investment advisory agreements with the Adviser, but does not replace any information concerning investment advisory fees payable or paid by the Funds or amend any disclosure concerning the Funds’ subadvisory arrangements. The following also supplements existing disclosure concerning the Funds’ Accounting and Legal Services Agreement with JHA.

Advisory Agreement. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The ultimate parent of the Adviser is Manulife Financial Corporation (“MFC”) based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company (the “Life Company”) and its subsidiaries, collectively known as Manulife Financial. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Funds have entered into an investment management contract (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser provides investment advisory services to the Funds. On April 16, 2009, shareholders of Balanced Fund, Global Opportunities Fund, Small Cap Intrinsic Value Fund and Sovereign Investors Fund approved a new form of Advisory Agreement that streamlines and standardizes the advisory agreements across the John Hancock Fund Complex. The new form of Advisory Agreement is effective June 1, 2009. Large Cap Equity Fund will continue to operate under the older form of Advisory Agreement.

As compensation for its advisory services under the Advisory Agreement, the Adviser receives a fee from the Trust computed separately for each Fund. The amount of the advisory fee is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. On April 16, 2009, the shareholders of Balanced Fund, Global Opportunities Fund, Small Cap Intrinsic Value Fund and Sovereign Investors Fund, in approving a new form of Advisory Agreement, also approved provisions that effectively change the frequency with which these Funds (other than Global Opportunities Fund) pay advisory fees from monthly to daily (historically, Global Opportunities Fund has paid advisory fees on a daily basis). Because Large Cap Equity Fund operates under the old form of Advisory Agreement, however, it will continue to pay advisory fees monthly. In any case, because each Fund’s advisory fees have historically been accrued on a daily basis, there is no difference between the amounts that any Fund would have paid if daily payment of advisory fees were in effect in prior periods instead of monthly payment.

Pursuant to the Advisory Agreement, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors each subadviser’s management of the Funds’ investment operations in accordance with the investment objectives and related policies of the Funds, and reviews the performance of such Subadvisers and reports periodically on such performance to the Board.

Each Fund bears all the costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, Prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a Fund’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees’ and shareholders’ meetings; trade association memberships (as explicitly approved by the Trustees); insurance premiums; and any extraordinary expenses.

Securities held by a Fund may also be held by other funds or investment advisory clients for which the Adviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more other funds or clients are selling the same security. If opportunities for purchase or sale of securities by the Adviser for a Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its obligations and duties under the Agreement.

Under the Advisory Agreement, a Fund may use the name “John Hancock” or any name derived from or similar to it only for so long as the Agreement or any extension, renewal or amendment thereof remains in effect. If the Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name “John Hancock” or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

Service Agreement. Effective as of June 1, 2009, the Board approved a new Service Agreement with JHA to replace the prior Accounting and Legal Services Agreement, under which the Funds received Non-Advisory Services. These Non-Advisory Services include, but are not limited to, legal, tax, accounting, valuation, financial reporting and performance, compliance, service provider oversight, portfolio and cash management, SEC filings, graphic design, and other services that are not investment advisory in nature. JHA will be reimbursed for its costs in providing Non-Advisory Services to the Funds under the Service Agreement.

JHA is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which the Service Agreement relates, except losses resulting from willful misfeasance, bad faith or negligence by JHA in the performance of its duties or from reckless disregard by John Hancock of its obligations under the Agreement.

The Service Agreement has an initial term of two years, and may continue thereafter so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Independent Trustees. The Trust, on behalf of any or all of the Funds, or JHA may terminate the Agreement at any time without penalty on 60 days’ written notice to the other party. The Agreement may be amended by mutual written agreement of the parties, without obtaining shareholder approval.

DISTRIBUTION CONTRACTS

The following replaces the discussion of the Funds’ Rule 12b-1 Distribution Plans.

The Board has adopted Distribution Plans with respect to various classes of shares of the Funds (the “Plans”), pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Funds will pay distribution and service fees based on average daily net assets attributable to shares of those classes, at the maximum annual percentage rates shown in the following table. In no case will the annual service fee exceed 0.25% of the average daily net assets attributable to a class of shares.

Share Class	Rule 12b-1 Fee
A	0.30% (0.25% for Large Cap Equity Fund)
B	1.00%
C	1.00%
R	0.75%

Share Class	Rule 12b-1 Fee
R1	0.50%
R2	0.25%
R3	0.50%
R4	0.25%
R5	0.00% (none)

Two types of Distribution Plans are currently in place for the Funds: “reimbursement” and “compensation” plans. While a reimbursement plan provides for reimbursement of certain distribution and shareholder service expenses of a Fund, a compensation plan provides for direct payment of distribution and shareholder service fees to John Hancock Funds, LLC, the Funds’ distributor (the “Distributor”).

Under a reimbursement plan, distribution fees are used to reimburse John Hancock Funds for its distribution expenses. Under a reimbursement plan, if the aggregate payments received by the Distributor for a particular class of shares of a Fund in any fiscal year exceed the expenditures made by the Distributor in that year pursuant to that plan, the Distributor will reimburse the Fund for the amount of the excess. If, however, the expenditures made by the Distributor on a Fund’s behalf during any fiscal year exceed the payments received under a class’ reimbursement plan, the Distributor is entitled to carry over such unreimbursed expenses with interest to be paid in subsequent fiscal years from available 12b-1 amounts. (Unreimbursed expenses for Class A shares are not carried over.) The Funds do not treat unreimbursed expenses under Class B, Class C, or any of the R share Plans as a liability of the Funds, because the Trustees can terminate any of these Plans at any time with no additional liability to the shareholders or the Funds for these expenses.

On April 16, 2009, certain Funds and classes approved proposals to change the 12b-1 Plans from reimbursement to compensation plans, as specified in the chart below. While the amendments do not change the maximum amount that may be paid under the 12b-1 Plans to the Distributor in connection with the distribution of shares of the Funds, the Distributor, under a compensation Plan for a Fund class, is no longer obligated to reimburse the class to the extent that such payments exceed distribution-related expenses incurred by the Distributor with respect to that class for a particular fiscal year. Under the compensation 12b-1 Plans, the Distributor retains the entire amount of the payments it receives, even if such amount exceeds the Distributor’s actual distribution-related expenses for the applicable fiscal year.

Fund	Class	Type of Plan
Balanced	A	Compensation
	B	Reimbursement
	C	Reimbursement
	R	Compensation
	R1	Compensation
	R2	Compensation
	R3	Compensation
	R4	Compensation
	R5	Compensation

Global Opportunities	A	Reimbursement
	B	Reimbursement
	C	Reimbursement

Large Cap Equity	A	Reimbursement
	B	Reimbursement
	C	Reimbursement

Small Cap Intrinsic Value	A	Reimbursement
	B	Reimbursement

Fund	Class	Type of Plan
	C	Reimbursement

Sovereign Investors	A	Compensation
	B	Compensation
	C	Compensation
	R1	Compensation

Under the 12b-1 Plans, each Fund makes payments to the Distributor from assets attributable to particular share classes to compensate the Distributor and other selling dealers, various banks, broker-dealers and other financial intermediaries, for providing certain services to the holders of these share classes. Such services may include the following:

  formulation and implementation of marketing and promotional activities;
  preparation, printing and distribution of sales literature;
  preparation, printing and distribution of prospectuses and Fund reports to other than existing shareholders;
  obtaining such information with respect to marketing and promotional activities as the Distributor deems advisable;
  making payments to dealers and others engaged in the sale of shares or who engage in shareholder support services; and
  providing training, marketing and support with respect to the sale of shares.

The Distributor may remit on a continuous basis all of the payments it receives to its registered representatives and other financial intermediaries as a trail fee in recognition of their services and assistance.

The Distributor makes payments to dealers on accounts for which such dealer is designated dealer of record. Payments are based on the average net asset value of the accounts. At least quarterly, the Distributor provides to the Board, and the Board reviews, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.

Continuance of the 12b-1 Plans must be approved by the Board, including a majority of the Independent Trustees, annually. The 12b-1 Plans may be amended by a vote of the Board, including a majority of the Independent Trustees, except that the plans may not be amended to materially increase the amount spent for distribution without approval of the shareholders of the affected class. Agreements entered into pursuant to the 12b-1 Plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the Independent Trustees or by vote of a Majority of the Outstanding Voting Securities of the affected class.

DESCRIPTION OF THE FUNDS’ SHARES

The following supplements the disclosure in this section of the SAI and is added after the end of the tenth paragraph.

The Trust’s Declaration of Trust also provides that the Board may approve the merger of a Fund with an affiliated mutual fund without shareholder approval, in accordance with the 1940 Act. This provision will permit mergers of affiliated funds without shareholder approval in certain circumstances to reduce the incurring the expense of soliciting proxies when a combination does not raise significant issues for shareholders. For example, this provision would permit the combination of two small Funds having the same portfolio managers, the same investment objectives and the same fee structure in order to achieve economies of scale and thereby reduce fund expenses borne by shareholders. Such a merger will still require each fund’s board (including a majority of the independent trustees) to determine that the merger is in the best interests of the combining funds and will not dilute the interest of existing shareholders. The Trustees will evaluate any and all information reasonably necessary to make their determination and consider and give appropriate weight to all pertinent factors in fulfilling the overall duty of care owed to shareholders.

Shareholders of an acquired fund will still be required to approve a combination that would result in a change in a fundamental investment policy, a material change to the terms of an advisory agreement, the institution of or an increase in Rule 12b-1 fees or when the board of the surviving fund does not have a majority of independent trustees who were elected by its shareholders. Under Massachusetts law, shareholder approval is not required for fund mergers, consolidation or sales of assets. Shareholder approval nevertheless will be obtained for combinations of affiliated funds when required by the 1940 Act. Shareholder approval will also be obtained for combinations with unaffiliated funds when deemed appropriate by the Trustees.